Schedule of Investments
(unaudited)
March 31, 2026
BlackRock Capital Appreciation Portfolio
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 6.2%
Howmet Aerospace, Inc. ................ 30,558 $ 7,042,397
L3Harris Technologies, Inc. .............. 12,754 4,402,043
TransDigm Group, Inc. ................. 2,492 2,888,128
14,332,568
Automobiles — 1.1%
Tesla, Inc.
(a)
......................... 6,497 2,415,260
Broadline Retail — 8.2%
Amazon.com, Inc.
(a)
................... 90,298 18,806,364
Communications Equipment — 2.0%
Arista Networks, Inc.
(a)
................. 37,997 4,665,272
Construction & Engineering — 2.6%
Quanta Services, Inc. .................. 10,684 5,865,730
Consumer Finance — 1.7%
Capital One Financial Corp. .............. 21,719 3,962,197
Consumer Staples Distribution & Retail — 1.2%
Walmart, Inc. ........................ 21,636 2,688,922
Electrical Equipment — 2.1%
Eaton Corp. plc ...................... 13,222 4,729,113
Health Care Equipment & Supplies — 1.1%
Boston Scientific Corp.
(a)
................ 41,713 2,617,491
Health Care Providers & Services — 2.3%
McKesson Corp. ..................... 6,107 5,284,753
Interactive Media & Services — 9.6%
Alphabet, Inc. , Class A ................. 41,237 11,858,112
Meta Platforms, Inc. , Class A ............. 18,008 10,302,917
22,161,029
IT Services — 3.7%
(a)
Shopify, Inc. , Class A .................. 34,428 4,083,849
Snowflake, Inc. , Class A ................ 30,036 4,530,030
8,613,879
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc. ............. 3,169 1,557,659
Machinery — 2.7%
Caterpillar, Inc. ...................... 8,794 6,230,197
Metals & Mining — 2.2%
Freeport-McMoRan, Inc. ................ 87,937 5,168,937
Oil, Gas & Consumable Fuels — 1.0%
EQT Corp. ......................... 37,739 2,401,710
Pharmaceuticals — 2.1%
Eli Lilly & Co. ....................... 5,191 4,774,526
Semiconductors & Semiconductor Equipment — 24.9%
Applied Materials, Inc. ................. 11,417 3,902,216
Broadcom, Inc. ...................... 36,289 11,231,808
Intel Corp.
(a)
........................ 109,936 4,851,476
Lam Research Corp. .................. 15,756 3,366,427
NVIDIA Corp. ....................... 194,657 33,948,181
57,300,108
Software — 13.9%
AppLovin Corp. , Class A
(a)
............... 10,355 4,121,290
Datadog, Inc. , Class A
(a)
................ 47,878 5,651,998
Microsoft Corp. ...................... 38,322 14,185,655
Oracle Corp. ........................ 23,032 3,388,237
Security
Shares
Shares Value
Software (continued)
Palo Alto Networks, Inc.
(a)
............... 27,951 $ 4,481,104
31,828,284
Specialized REITs — 2.7%
Equinix, Inc. ........................ 6,263 6,139,243
Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc. ......................... 55,930 14,194,475
Total Common Stocks — 98 .2%
(Cost: $ 164,476,889 ) .............................. 225,737,717
Preferred Securities
Preferred Stocks — 1.3%
Interactive Media & Services — 1.3%
ByteDance Ltd. , Series E-1 , (Acquired 11/11/20 ,
cost $ 1,124,560 )
(a) (b) (c)
................ 10,263 2,966,315
Total Preferred Securities — 1 .3%
(Cost: $ 1,124,560 ) ............................... 2,966,315
Total Long-Term Investments — 99.5%
(Cost: $ 165,601,449 ) .............................. 228,704,032
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.55%
(d) (e)
................... 1,152,209 1,152,209
Total Short-Term Securities — 0 .5%
(Cost: $ 1,152,209 ) ............................... 1,152,209
Total Investments — 100 .0%
(Cost: $ 166,753,658 ) .............................. 229,856,241
Liabilities in Excess of Other Assets — (0.0) % ............. (110,309)
Net Assets — 100.0% ...............................
$ 229,745,932

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Capital Appreciation Portfolio
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,966,315, representing 1.29% of its net assets as of period end, and an original cost of $1,124,560.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ — $ — $ — $ — $ — $ — — $ 452
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 4,885,272 — (3,733,063)
(c)
— — 1,152,209 1,152,209 21,899 —
$ — $ — $ 1,152,209 $ 22,351 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Capital Appreciation Portfolio
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 225,737,717 $ — $ — $ 225,737,717
Preferred Securities ....................................... — — 2,966,315 2,966,315
Short-Term Securities
Money Market Funds ...................................... 1,152,209 — — 1,152,209
$ 226,889,926 $ — $ 2,966,315 $ 229,856,241
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2025 ................................................................................... $ 2,654,730 $ 2,654,730
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... — —
Net change in unrealized appreciation
(a)
...................................................................................... 311,585 311,585
Purchases ......................................................................................................... — —
Sales ............................................................................................................ — —
Closing balance, as of March 31, 2026 ......................................................................................
$ 2,966,315 $ 2,966,315
Net change in unrealized appreciation on investments still held at March 31, 2026
(a)
.........................................................
$ 311,585 $ 311,585

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Capital Appreciation Portfolio
5
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end.
Value
Valuation
Approach Unobservable Inputs
(a)
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Preferred Stocks $ 2,966,315 Market Revenue Multiple 1.60x —
$ 2,966,315
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
Portfolio Abbreviation
REIT Real Estate Investment Trust